other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
other long-term assets
Balance, beginning of period	$ 515	$ 419
Additions	511	407
Amortization	(359)	(311)
Balance, end of period	667	515
Current	366
Non-current	301	218
Total	667	515
Costs incurred to obtain contracts with customers
other long-term assets
Balance, beginning of period	476	404
Additions	477	377
Amortization	(350)	(305)
Balance, end of period	603	476
Current	351
Non-current	252
Total	603	476
Costs incurred to fulfill contracts with customers
other long-term assets
Balance, beginning of period	39	15
Additions	34	30
Amortization	(9)	(6)
Balance, end of period	64	39
Current	15
Non-current	49
Total	$ 64	$ 39